Interest-bearing loans and borrowings - Narrative (Details) € in Millions		6 Months Ended
	Mar. 22, 2018 USD ($) vessel installment	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 06, 2017 EUR (€)	May 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Periodic payment		$ 23,681,000
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount			$ 220,000,000.0	$ 220,000,000.0
Borrowing costs capitalised	$ 1,600,000
Repayment notification term	13 months
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Face amount	$ 104,200,000.0
Number of installment payments | installment	24
Periodic payment	$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount	$ 69,400,000.0
Number of installment payments | installment	24
Periodic payment	$ 600,000
Balloon installment to be paid	$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount		150,000,000			$ 150,000,000		$ 150,000,000
Borrowing costs capitalised		$ 2,700,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.50%					7.50%
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Current borrowings | €						€ 50
Treasury Notes | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Margin rate						0.60%
Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 10,478,000			467,000
Hedging instruments | Forward exchange contracts
Disclosure of detailed information about borrowings [line items]
Financial assets		$ (562,000)			$ 467,000
Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Facility size	$ 173,600,000.0
Ice Class Suezmax Vessels | Vessels
Disclosure of detailed information about borrowings [line items]
Number of additional vessels available through purchase option | vessel	4
Ice Class Suezmax Vessels | Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 173,600,000.0
Maximum | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Maximum portion of contract to be financed	70.00%